Business Combination and Goodwill (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jul. 13, 2018	Dec. 31, 2021	Jun. 08, 2021	May 06, 2021	Apr. 30, 2021
Business Combination and Goodwill (Details) [Line Items]
Intangible assets acquired		¥ 52,000
Finite-Lived Intangible Asset, Useful Life		17 years
Kunming Chenggong Times Giant Tutorial School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests			¥ 2,500
Wenshan Times Giant Tutorial School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests			12,500
Kunming Wuhua District Zhuorui Cultural Training School Co., Ltd [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests			¥ 5,000
Beijing Hengyue Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Consideration paid in cash	¥ 39,375
Contingent consideration payables	¥ 39,375
Change in fair value gain		¥ 37,121
Proforma Revenue		9,558
Proforma net gain or loss		1,551
Yunnan Juren Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Proforma Revenue		5,356
Proforma net gain or loss		228
Yunnan Hengshun Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests					¥ 24,500
Proforma Revenue		14,582
Proforma net gain or loss		¥ 6,666
Beijing Tomrrow Acquisition [Member]
Business Combination and Goodwill (Details) [Line Items]
Equity interests				¥ 76,500